Other Payables and Accrued Expenses (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current portion:
Other tax payables	¥ 12,998	¥ 9,403
Other payable to suppliers	11,317	16,048
Accrued marketing expense	3,226	4,373
Professional fees	4,982	2,348
Advances from the insured	3,032	2,503
Interest payable	166	180
Deposits	136	230
Payables for acquisition	0	6,768
Withholding social security costs and housing benefits	5,673	305
Advances from share repurchase of an equity investee	0	1,500
Others	435	775
Total current portion	¥ 41,965	¥ 44,434